Consolidated Statements of Changes in Equity - CAD ($)		Share Capital	Warrants	Contributed Surplus	Accumulated other comprehensive income (loss)	Equity (Deficit)	Total	Non-Controlling Interest	Total
Balance at Dec. 31, 2014		$ 117,045,763		$ 5,360,748	$ 298,329	$ (126,615,856)	$ (3,911,016)	$ 0	$ (3,911,016)
Net income						1,668,429	1,668,429		1,668,429
Other comprehensive loss (income) for the year ended December 31, 2015 , 2016 , 2017					806,059		806,059		806,059
Transactions with owners, recorded directly in equity
Issuance of common shares (Note 12(b))		4,021,782					4,021,782		4,021,782
Issuance of warrants (Note 12(d))			232,571				232,571		232,571
Stock options exercised (Note 12(c))		65,034		(31,869)			33,165		33,165
Warrants exercised (Note 12(d))		281,198	(130,953)				150,245		150,245
Share-based compensation (Note 12(c))				1,460,316			1,460,316		1,460,316
Total transactions with owners		4,368,014	101,618	1,428,447			5,898,079		5,898,079
Balance at Dec. 31, 2015		121,413,777	101,618	6,789,195	1,104,388	(124,947,427)	4,461,551	0	4,461,551
Net income						26,982,641	26,982,641		26,982,641	[1]
Other comprehensive loss (income) for the year ended December 31, 2015 , 2016 , 2017					(422,396)		(422,396)		(422,396)
Acquisition of non-controlling interests (Note 4)								2,090,000	2,090,000
Transactions with owners, recorded directly in equity
Issuance of warrants (Note 12(d))			1,948,805				1,948,805		1,948,805
Stock options exercised (Note 12(c))		3,217,125		(1,372,995)			1,844,130		1,844,130
Warrants exercised (Note 12(d))		69,443	(30,271)				39,172		39,172
Share-based compensation (Note 12(c))				1,340,001			1,340,001		1,340,001
Total transactions with owners		3,286,568	1,918,534	(32,994)			5,172,108		5,172,108
Balance at Dec. 31, 2016	[1]	124,700,345	2,020,152	6,756,201	681,992	(97,964,786)	36,193,904	2,090,000	38,283,904
Net income						43,420,884	43,420,884		43,420,884
Other comprehensive loss (income) for the year ended December 31, 2015 , 2016 , 2017					(8,728)		(8,728)		(8,728)
Disposition of non-controlling interest (Note 5)								(2,090,000)	(2,090,000)
Transactions with owners, recorded directly in equity
Stock options exercised (Note 12(c))		869,703		(349,704)			519,999		519,999
Warrants exercised (Note 12(d))		163,679	(71,347)				92,332		92,332
Share-based compensation (Note 12(c))				490,769			490,769		490,769
Total transactions with owners		1,033,382	(71,347)	141,065			1,103,100		1,103,100
Balance at Dec. 31, 2017		$ 125,733,727	$ 1,948,805	$ 6,897,266	$ 673,264	$ (54,543,902)	$ 80,709,160	$ 0	$ 80,709,160

[1]	Restated